Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Operating activities
Net loss	$ (2,276,017)	$ (3,975,851)
Adjustments for:
Amortization of intangible assets	5,462	4,975
Amortization of right-of-use asset	17,804	26,789
Interest on lease liability	1,629	2,682
Exchange rate differences	(8,980)	(77)
Share issuance costs allocated to derivate warrant liability	115,046
Depreciation of property and equipment	1,103	3,813
Changes in fair value of derivative warrant liability	(560,145)	360,557
Share-based compensation	324,095	246,446
Unrealized (gain) loss on short-term investment	(415,826)	58,749
Realized loss on short-term investment	423,438
Tax expenses	71,237	12,650
Changes in working capital:
Decrease (increase) in other receivables	72,078	(100,197)
Increase in prepaid expenses	(170,422)	(249,028)
Decrease in accounts payable and accrued liabilities	(260,480)	(405,984)
Increase (decrease) in due to / from related parties	5,205	(158,173)
Net cash used in operating activities	(2,654,773)	(4,172,649)
Investing activities
Proceeds from sale of short-term investment	78,500
Net cash generated in investing activities	78,500
Financing activities
Proceeds from issuance of common shares and warrants, net of issuance costs (Note 6c (iii))	1,824,773	9,321,796
Proceeds received from exercise of warrants (Notes 6c (ii,v))	3,655,950
Repayment of lease liabilities	(19,087)	(30,984)
Net cash provided by financing activities	5,461,636	9,290,812
Effect of foreign exchange rate changes on cash and cash equivalents	(7,175)	(1,233)
Net increase in cash and cash equivalents	2,878,188	5,116,930
Cash and cash equivalents at beginning of period	5,427,739	128,777
Cash and cash equivalents at end of period	8,305,927	5,245,707
Supplementary disclosure of cash flow information:
Cash received for interest	120,612	26,663
Cash paid for taxes	192,825
Non-cash financing and investing activities
Derivative liability converted to equity		290,569
Right of use assets obtained in exchange for lease liabilities	107,827
Early termination of office lease (Note 4c)	$ (88,562)